EXHIBIT 99.1

John Deere Owner Trust 2008

Statement to Noteholders

$197,800,000 Class A-1 2.74080% Asset Backed Notes due May 8, 2009
$194,800,000 Class A-2 3.63% Asset Backed Notes due March 15, 2011
$151,270,000 Class A-3 4.18% Asset Backed Notes due July 15, 2012
$100,000,000 Class A-4 4.89% Asset Backed Notes due March 16, 2015
$9,808,817 Asset Backed Certificates

Payment Date:		15-Oct-08

(1) Before giving effect to distributions on this Payment Date:

(a) (i)	Outstanding Principal Amount of Class A-1 Notes:	$63,556,456.86
(ii)	A-1 Note Pool Factor:	0.3213168

(b) (i)	Outstanding Principal Amount of Class A-2 Notes:	$194,800,000.00
(ii)	A-2 Note Pool Factor:	1.0000000

(c) (i)	Outstanding Principal Amount of Class A-3 Notes:	$151,270,000.00
(ii)	A-3 Note Pool Factor:	1.0000000

(d) (i)	Outstanding Principal Amount of Class A-4 Notes:	$100,000,000.00
(ii)	A-4 Note Pool Factor:	1.0000000

(e) (i)	Certificate Balance:	$9,808,817.00
(ii)	Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a)	Class A-1 Notes:	$26,327,464.85
per $1,000 original principal amount:		$133.10

(b)	Class A-2 Notes:	$0.00
per $1,000 original principal amount:		$0.00

(c)	Class A-3 Notes:	$0.00
per $1,000 original principal amount:		$0.00

(d)	Class A-4 Notes:	$0.00
per $1,000 original principal amount:		$0.00

(e)	Total:	$26,327,464.85

(3) (a) Amount of interest being paid on Notes:

	(i) Class A-1 Notes:	$145,162.95
	per $1,000 original principal amount:	$0.73

	(ii) Class A-2 Notes:	$589,270.00
	per $1,000 original principal amount:	$3.03

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		(iii) Class A-3 Notes:	$526,923.83
		per $1,000 original principal amount:	$3.48

		(iv) Class A-4 Notes:	$407,500.00
		per $1,000 original principal amount:	$4.08

		(v) Total:	$1,668,856.78

(4) (a) Pool Balance (excluding accrued interest):
		(i) at beginning of related Collection Period:	$514,284,978.98
		(ii) at end of related Collection Period:	$487,988,753.69

(b) Note Value:
		(i) at beginning of related Collection Period:	$519,435,274.62
		(ii) at end of related Collection Period:	$493,107,809.77

(c) Pool Face Amount:
		(i) at beginning of related Collection Period:	$588,451,219.64
		(ii) at end of related Collection Period:	$557,321,203.06

(5) After giving effect to distributions on this Payment Date:

	(a) (i)	Outstanding Principal Amount of Class A-1 Notes:	$37,228,992.01
	(ii)	A-1 Note Pool Factor:	0.1882153

	(b) (i)	Outstanding Principal Amount of Class A-2 Notes:	$194,800,000.00
	(ii)	A-2 Note Pool Factor:	1.0000000

	(c) (i)	Outstanding Principal Amount of Class A-3 Notes:	$151,270,000.00
	(ii)	A-3 Note Pool Factor:	1.0000000

	(d) (i)	Outstanding Principal Amount of Class A-4 Notes:	$100,000,000.00
	(ii)	A-4 Note Pool Factor:	1.0000000

	(e) (i)	Certificate Balance:	$9,808,817.00
	(ii)	Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:			$428,570.82
	per $1,000 original principal amount:		$0.66
(a) Amount of Servicing Fee earned:			$428,570.82
(b) Amount of Servicing Fee paid:			$428,570.82
(c) Amount of Servicing Fee Shortfall:			$0.00

(7) Amount of Administration Fee:			$100.00

(8) Aggregate Purchase Amounts for Collection Period:			$0.00

(9) (i) Amount in Reserve Account:			$9,805,183.00
(ii) Specified Reserve Account Balance:			$9,805,183.00

(10) (i) Scheduled Payments of Receivables 60 days or more past due:			$566,331.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:			0.12%

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(11) (i)	Face Amount of Receivables 60 days or more past due:	$6,799,512.00
(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	1.22%
(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.39%
(iv)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	1.15%

(12) (i)	Aggregate amount of net losses for the collection period:	$187,504.85
(ii)	cumulative amount of net losses:	$460,926.96
(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.07%

(13) If the payment Date is in April 2010 or October 2010:
(i)	Average Delinquency Ratio Test is met:	NA
(ii)	Cumulative Net Loss Ratio Test is met:	NA
(iii)	Specified Reserve Reduction Trigger is met:	NA
(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

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